Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on3:
	Summary		Table Total	Actually Paid		2025 Peer	2024 Peer
	Compensation	Compensation	for Non-PEO	to Non-PEO	Total	Group Total	Group Total
	Table Total	Actually Paid	Named Executive	Named Executive	Shareholder	Shareholder	Shareholder	Net Income
	for PEO[1]	to PEO[2]	Officers[1]	Officers[2]	Return	Return	Return	(in thousands)	ROE	ROA
Year	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)
2025	1,471,984	1,418,489	603,195	586,024	227.5	161.0	163.3	26,991	11.11	1.01
2024	1,297,343	1,258,616	565,797	547,828	217.5	143.0	146.3	19,918	9.02	0.80
2023	1,292,911	1,376,927	535,423	546,486	201.7	131.0	131.8	23,746	11.68	0.99
2022	1,160,058	1,236,413	530,208	553,696	167.1	133.7	134.7	29,369	14.84	1.27
2021	1,157,133	1,363,725	962,681	982,576	142.3	138.2	135.2	29,123	14.77	1.34
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 44 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for the NEOs other than the PEO in each year, including Messrs. Long, Crone, Fox and Seaman for 2025; including Messrs. Long, Crone, McKernon and Seaman for 2024; including Messrs. Long, Dillon, Crone and Seaman for 2023; and including Messrs. Long, Dillon, Crone and McKernon for years 2022 and 2021.
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for 2025 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(87,034)	37,410	(296,804)	250,436	6,086	36,411

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for 2025 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(21,977)	5,736	(80,653)	68,053	1,398	10,272

3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in a group of peer companies on December 31, 2020, and assumes the reinvestment of dividends. For 2025, the group of peer companies consists of the 2025 Incentive Compensation Peer Group (the “2025 Peer Group”). For more information on the financial institutions included in the 2025 Incentive Compensation Peer Group, refer to page 28 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K
for the year ended December 31, 2025, filed with the SEC on March 3, 2026. Previously, the Corporation reported a different group of peer companies. Our prior peer group consisted of the following 48 financial institutions from our 2024 Incentive Compensation Peer Group (the “2024 Peer Group”):

2024 Incentive Compensation Peer Group
ACNB Corporation	First Bank	Norwood Financial Corp.
AmeriServ Financial, Inc.	First Community Bankshares, Inc.	Ohio Valley Banc Corp.
Blue Ridge Bankshares, Inc.	First Community Corporation	Old Point Financial Corporation
Capital City Bank Group, Inc.	First National Corporation	Penns Woods Bancorp, Inc.
Carter Bankshares, Inc.	First Savings Financial Group, Inc.	Peoples Bancorp of North Carolina, Inc.
CB Financial Services, Inc.	First United Corporation	Peoples Financial Services Corp.
CF Bankshares Inc.	Franklin Financial Services Corporation	Primis Financial Corp.
Citizens & Northern Corp.	FVCBankcorp, Inc.	Princeton Bancorp, Inc.
Citizens Financial Services, Inc.	HomeTrust Bancshares, Inc.	Richmond Mutual Bancorporation, Inc.
Civista Bancshares, Inc.	John Marshall Bancorp, Inc.	River Financial Corporation
Colony Bankcorp, Inc.	LCNB Corp.	SB Financial Group, Inc.
Eagle Financial Services, Inc.	LINKBANCORP Inc.	Security Federal Corporation
ESSA Bancorp Inc.	MainStreet Bancshares, Inc.	SmartFinancial, Inc.
F & M Bank Corp.	MetroCity Bankshares, Inc.	Southern First Bancshares, Inc.
Farmers & Merchants Bancorp, Inc.	Middlefield Banc Corp.	Southern States Bancshares, Inc.
Fidelity D & D Bancorp, Inc.	National Bankshares, Inc.	Virginia National Bankshares Corporation

For more information on the financial institutions included in the 2024 Incentive Compensation Peer Group, refer to the Corporation’s 2025 proxy statement, filed with the SEC on March 7, 2025. In 2025, the Corporation updated the composition of the peer group used to evaluate the financial performance of the Corporation consistent with the manner in which the 2024 Peer Group was determined. As such, the 2025 Incentive Compensation Peer Group includes peer companies headquartered in twelve states in the Eastern and Southern U.S. Additional information can be found in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 3, 2026. For purposes of the cumulative total shareholder return reported in this table, the 2025 Peer Group and the 2024 Peer Group are weighted according to the respective financial institution’s market capitalization as of December 31, 2020.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 44 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for the NEOs other than the PEO in each year, including Messrs. Long, Crone, Fox and Seaman for 2025; including Messrs. Long, Crone, McKernon and Seaman for 2024; including Messrs. Long, Dillon, Crone and Seaman for 2023; and including Messrs. Long, Dillon, Crone and McKernon for years 2022 and 2021.

Peer Group Issuers, Footnote
3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in a group of peer companies on December 31, 2020, and assumes the reinvestment of dividends. For 2025, the group of peer companies consists of the 2025 Incentive Compensation Peer Group (the “2025 Peer Group”). For more information on the financial institutions included in the 2025 Incentive Compensation Peer Group, refer to page 28 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K
for the year ended December 31, 2025, filed with the SEC on March 3, 2026. Previously, the Corporation reported a different group of peer companies. Our prior peer group consisted of the following 48 financial institutions from our 2024 Incentive Compensation Peer Group (the “2024 Peer Group”):

2024 Incentive Compensation Peer Group
ACNB Corporation	First Bank	Norwood Financial Corp.
AmeriServ Financial, Inc.	First Community Bankshares, Inc.	Ohio Valley Banc Corp.
Blue Ridge Bankshares, Inc.	First Community Corporation	Old Point Financial Corporation
Capital City Bank Group, Inc.	First National Corporation	Penns Woods Bancorp, Inc.
Carter Bankshares, Inc.	First Savings Financial Group, Inc.	Peoples Bancorp of North Carolina, Inc.
CB Financial Services, Inc.	First United Corporation	Peoples Financial Services Corp.
CF Bankshares Inc.	Franklin Financial Services Corporation	Primis Financial Corp.
Citizens & Northern Corp.	FVCBankcorp, Inc.	Princeton Bancorp, Inc.
Citizens Financial Services, Inc.	HomeTrust Bancshares, Inc.	Richmond Mutual Bancorporation, Inc.
Civista Bancshares, Inc.	John Marshall Bancorp, Inc.	River Financial Corporation
Colony Bankcorp, Inc.	LCNB Corp.	SB Financial Group, Inc.
Eagle Financial Services, Inc.	LINKBANCORP Inc.	Security Federal Corporation
ESSA Bancorp Inc.	MainStreet Bancshares, Inc.	SmartFinancial, Inc.
F & M Bank Corp.	MetroCity Bankshares, Inc.	Southern First Bancshares, Inc.
Farmers & Merchants Bancorp, Inc.	Middlefield Banc Corp.	Southern States Bancshares, Inc.
Fidelity D & D Bancorp, Inc.	National Bankshares, Inc.	Virginia National Bankshares Corporation

For more information on the financial institutions included in the 2024 Incentive Compensation Peer Group, refer to the Corporation’s 2025 proxy statement, filed with the SEC on March 7, 2025. In 2025, the Corporation updated the composition of the peer group used to evaluate the financial performance of the Corporation consistent with the manner in which the 2024 Peer Group was determined. As such, the 2025 Incentive Compensation Peer Group includes peer companies headquartered in twelve states in the Eastern and Southern U.S. Additional information can be found in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2025, filed with the SEC on March 3, 2026. For purposes of the cumulative total shareholder return reported in this table, the 2025 Peer Group and the 2024 Peer Group are weighted according to the respective financial institution’s market capitalization as of December 31, 2020.

PEO Total Compensation Amount	$ 1,471,984	$ 1,297,343	$ 1,292,911	$ 1,160,058	$ 1,157,133
PEO Actually Paid Compensation Amount	$ 1,418,489	1,258,616	1,376,927	1,236,413	1,363,725
Adjustment To PEO Compensation, Footnote
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for 2025 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(87,034)	37,410	(296,804)	250,436	6,086	36,411

Non-PEO NEO Average Total Compensation Amount	$ 603,195	565,797	535,423	530,208	962,681
Non-PEO NEO Average Compensation Actually Paid Amount	$ 586,024	547,828	546,486	553,696	982,576
Adjustment to Non-PEO NEO Compensation Footnote
2	Compensation actually paid to Mr. Cherry, and average compensation actually paid to NEOs other than Mr. Cherry, represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long, Dillon and Seaman; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for 2025 are shown in the table below.

			Year End		Change in
		Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
($)	($)	($)	($)	($)	($)
(21,977)	5,736	(80,653)	68,053	1,398	10,272

Compensation Actually Paid vs. Total Shareholder Return	Figure 1: Compensation Actually Paid and Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income	Figure 2: Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Figure 3: Compensation Actually Paid and ROE
Tabular List, Table

The following table lists the financial performance measures determined by the Committee to be the most important financial performance measures used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2025 to company performance.

Financial Performance Measures Linked to Compensation of Executives Other than Mr. Fox
Net income
ROE
ROA
ROE (as defined by the Committee)
ROTCE (as defined by the Committee)
Loan delinquencies
Net charge-off ratio

Financial Performance Measures Linked to Compensation of Mr. Fox
Net income before taxes of C&F Mortgage
ROTCE (as defined by the Committee)
Mortgage loan originations

Total Shareholder Return Amount	$ 227.5	217.5	201.7	167.1	142.3
Net Income (Loss)	$ 26,991,000	$ 19,918,000	$ 23,746,000	$ 29,369,000	$ 29,123,000
Company Selected Measure Amount	11.11	9.02	11.68	14.84	14.77
PEO Name	Mr. Cherry
2024 Peer Group Total Shareholder Return	$ 163.3	$ 146.3	$ 131.8	$ 134.7	$ 135.2
2025 Peer Group Total Shareholder Return	$ 161	$ 143	$ 131	$ 133.7	$ 138.2
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Figure 4: Compensation Actually Paid and ROA
Other Performance Measure, Amount	1.01	0.8	0.99	1.27	1.34
Executives other than Mr. Fox | Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Executives other than Mr. Fox | Measure:: 2
Pay vs Performance Disclosure
Name	ROE
Executives other than Mr. Fox | Measure:: 3
Pay vs Performance Disclosure
Name	ROA
Executives other than Mr. Fox | Measure:: 4
Pay vs Performance Disclosure
Name	ROE (as defined by the Committee)
Executives other than Mr. Fox | Measure:: 5
Pay vs Performance Disclosure
Name	ROTCE (as defined by the Committee)
Executives other than Mr. Fox | Measure:: 6
Pay vs Performance Disclosure
Name	Loan delinquencies
Executives other than Mr. Fox | Measure:: 7
Pay vs Performance Disclosure
Name	Net charge-off ratio
Mr. Fox | Measure:: 5
Pay vs Performance Disclosure
Name	ROTCE (as defined by the Committee)
Mr. Fox | Measure:: 8
Pay vs Performance Disclosure
Name	Net income before taxes of C&F Mortgage
Mr. Fox | Measure:: 9
Pay vs Performance Disclosure
Name	Mortgage loan originations
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,034)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,410
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(296,804)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,436
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,086
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,411
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,977)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,736
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,653)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,053
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,398
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,272